Portfolio of Investments September 30, 2024
NPCT
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 146.1%    (103.6% of Total Investments)
X 284,783,105 CORPORATE BONDS - 79 .9% ( 53 .9 % of Total Investments) X 284,783,105
AUTOMOBILES & COMPONENTS - 1.9%
$ 4,000,000 Dana Inc 4 .250% 09/01/30 $ 3,591,541
3,510,000 Ford Motor Co 3 .250 02/12/32 2,989,205
TOTAL AUTOMOBILES & COMPONENTS 6,580,746
BANKS - 15.0%
2,500,000 Bank of America Corp 2 .456 10/22/25 2,495,552
5,000,000 (a) Citigroup Inc 2 .014 01/25/26 4,949,448
2,500,000 Citigroup Inc 1 .281 11/03/25 2,490,313
17,000,000 (b) Intesa Sanpaolo SpA 4 .950 06/01/42 13,644,357
5,000,000 (a) Lloyds Banking Group PLC 4 .976 08/11/33 5,049,816
10,000,000 (a),(b) Standard Chartered PLC 5 .300 01/09/43 10,012,826
15,000,000 (a),(b) UniCredit SpA 5 .459 06/30/35 14,758,579
TOTAL BANKS 53,400,891
CAPITAL GOODS - 2.4%
5,800,000 (a) GATX Corp 3 .100 06/01/51 3,955,593
5,000,000 (b) Sociedad de Transmision Austral SA 4 .000 01/27/32 4,616,693
TOTAL CAPITAL GOODS 8,572,286
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,625,000 (b) Ambipar Lux Sarl 9 .875 02/06/31 1,686,012
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,686,012
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
10,000,000 Nordstrom Inc 5 .000 01/15/44 7,714,505
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,714,505
CONSUMER DURABLES & APPAREL - 1.5%
EUR 5,000,000 (c) Arcelik AS, Reg S 3 .000 05/27/26 5,448,072
TOTAL CONSUMER DURABLES & APPAREL 5,448,072
ENERGY - 3.8%
15,000,000 (a),(b) Santos Finance Ltd 3 .649 04/29/31 13,628,043
TOTAL ENERGY 13,628,043
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
2,000,000 Host Hotels & Resorts LP 2 .900 12/15/31 1,758,709
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,758,709
FINANCIAL SERVICES - 9.3%
2,400,000 Community Preservation Corp/The 2 .867 02/01/30 2,180,316
2,000,000 (b) HAT Holdings I LLC / HAT Holdings II LLC 3 .750 09/15/30 1,805,746
9,915,000 (b) HAT Holdings I LLC / HAT Holdings II LLC 3 .375 06/15/26 9,601,534
1,000,000 (b) HAT Holdings I LLC / HAT Holdings II LLC 8 .000 06/15/27 1,059,382
1,961,000 Morgan Stanley 0 .864 10/21/25 1,955,836
EUR 5,400,000 (c) Power Finance Corp Ltd 1 .841 09/21/28 5,553,100
5,710,000 (b) Starwood Property Trust Inc 4 .375 01/15/27 5,564,309
4,292,000 (b) Starwood Property Trust Inc 3 .625 07/15/26 4,144,449
1,445,000 (b),(d) Starwood Property Trust Inc 6 .000 04/15/30 1,445,588
TOTAL FINANCIAL SERVICES 33,310,260
MATERIALS - 5.2%
345,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 367,779
1,550,000 (b),(e) Cemex SAB de CV 9 .125 N/A 1,690,733
550,000 (b) LD Celulose International GmbH 7 .950 01/26/32 564,437
5,000,000 (b) LG Chem Ltd 2 .375 07/07/31 4,309,545
5,000,000 LYB International Finance III LLC 3 .800 10/01/60 3,684,074
7,830,000 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 7,996,301
TOTAL MATERIALS 18,612,869
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
EUR 2,250,000 (c) GTC Aurora Luxembourg SA, Reg S 2 .250 06/23/26 2,291,280
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,291,280
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
5,000,000 SK Battery America Inc, Reg S 2 .125 01/26/26 4,797,170
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,797,170

Portfolio of Investments September 30, 2024
(continued)
NPCT

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 3.2%
$ 5,000,000 Verizon Communications Inc 2 .987% 10/30/56 $ 3,279,588
10,000,000 Vodafone Group PLC 5 .125 06/04/81 8,237,081
TOTAL TELECOMMUNICATION SERVICES 11,516,669
TRANSPORTATION - 1.5%
7,000,000 Norfolk Southern Corp 4 .100 05/15/21 5,296,334
TOTAL TRANSPORTATION 5,296,334
UTILITIES - 30.9%
1,750,000 AES Corp/The 2 .450 01/15/31 1,515,602
15,000,000 (a),(b) Brooklyn Union Gas Co/The 4 .273 03/15/48 12,169,622
5,100,000 (b) Clearway Energy Operating LLC 3 .750 01/15/32 4,615,002
7,050,000 (b) Colbun SA 3 .150 01/19/32 6,214,937
2,244,000 Consolidated Edison Co of New York Inc 4 .300 12/01/56 1,960,141
EUR 5,000,000 (c) EDP - Energias de Portugal SA 1 .875 03/14/82 4,992,252
5,747,000 (b) India Cleantech Energy2021 1 4 .700 08/10/26 5,563,671
6,650,000 (a),(b) Interchile SA 4 .500 06/30/56 5,651,961
2,000,000 (b) Leeward Renewable Energy Operations LLC 4 .250 07/01/29 1,885,840
7,330,000 (a),(b) Liberty Utilities Finance GP 1 2 .050 09/15/30 6,310,897
2,033,000 (b) NextEra Energy Operating Partners LP 7 .250 01/15/29 2,143,553
7,000,000 (b) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 6,771,715
1,000,000 PG&E Recovery Funding LLC 4 .838 06/01/35 1,024,745
2,515,939 (b) Solar Star Funding LLC 5 .375 06/30/35 2,553,352
13,000,000 (a) Southern California Edison Co 3 .650 06/01/51 9,975,447
4,000,000 Southern Co Gas Capital Corp 3 .150 09/30/51 2,764,033
5,000,000 (b) Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak
4 .850 10/14/38 4,794,022
8,075,000 (b) Sunnova Energy Corp 5 .875 09/01/26 7,539,527
9,439,100 (b) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 8,023,235
3,832,170 (b) Topaz Solar Farms LLC 5 .750 09/30/39 3,792,515
8,518,945 (b) Topaz Solar Farms LLC 4 .875 09/30/39 7,667,050
2,585,310 (b) UEP Penonome II SA2020 1 6 .500 10/01/38 2,240,140
TOTAL UTILITIES 110,169,259
TOTAL CORPORATE BONDS
(Cost $329,991,748) 284,783,105
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 76,806,750
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 21 .5% ( 14 .5 % of Total
Investments) X 76,806,750
BANKS - 7.3%
$ 10,375,000 (b) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720 08/11/31 $ 9,465,813
4,250,000 (e) Citigroup Inc 4 .150 N/A 4,080,644
3,250,000 (e) JPMorgan Chase & Co 3 .650 N/A 3,144,186
10,195,000 (e) PNC Financial Services Group Inc/The 3 .400 N/A 9,311,206
TOTAL BANKS 26,001,849
CAPITAL GOODS - 2.7%
9,000,000 (e) Air Lease Corp 4 .650 N/A 8,773,088
875,000 (e) Air Lease Corp 6 .000 N/A 865,968
TOTAL CAPITAL GOODS 9,639,056
FINANCIAL SERVICES - 1.9%
7,200,000 (e) American Express Co 3 .550 N/A 6,823,294
TOTAL FINANCIAL SERVICES 6,823,294
INSURANCE - 1.4%
4,800,000 (b) Swiss Re Finance Luxembourg SA 5 .000 04/02/49 4,872,648
TOTAL INSURANCE 4,872,648
UTILITIES - 8.2%
1,700,000 AES Corp/The 7 .600 01/15/55 1,788,469
5,000,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 4,671,895
2,500,000 CMS Energy Corp 4 .750 06/01/50 2,412,433
2,500,000 CMS Energy Corp 3 .750 12/01/50 2,183,554
EUR 8,000,000 (c),(e) Engie SA, Reg S 1 .875 N/A 7,669,421
4,600,000 Sempra 4 .125 04/01/52 4,373,724

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
UTILITIES (continued)
$ 5,000,000 Southern Co/The 3 .750% 09/15/51 $ 4,839,201
1,500,000 (b),(e) Vistra Vision LLC 7 .000 N/A 1,531,206
TOTAL UTILITIES 29,469,903
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $83,602,446) 76,806,750
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 19.0% (12.8% of Total Investments) –
6,500,000 (b),(f) Alen 2021-ACEN Mortgage Trust, (TSFR1M + 4.114%), 2021
ACEN
9 .211 04/15/34 2,782,000
5,000,000 (b),(f) BAMLL Commercial Mortgage Securities Trust 2021-JACX,
(TSFR1M + 3.864%), 2021 JACX
8 .961 09/15/38 3,922,726
4,000,000 (b) BBCMS Mortgage Trust 2020-C6, 2020 C6 3 .811 02/15/53 2,873,378
3,840,000 (b) Benchmark 2019-B10 Mortgage Trust, 2019 B10 4 .029 03/15/62 2,830,038
7,887,000 (b) COMM 2020-CX Mortgage Trust, 2020 CX 2 .773 11/10/46 5,660,019
45,308,978 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1 .304 07/25/41 4,349,662
28,050,792 Freddie Mac Multifamily ML Certificates, 2021 ML10, (I/O) 2 .127 01/25/38 4,022,203
24,388,999 Freddie Mac Multifamily ML Certificates, 2023 ML18 1 .508 09/25/37 2,591,087
64,977,298 (b) Freddie Mac Multifamily ML Certificates, 2021 ML11, (I/O) 0 .770 03/25/38 3,346,981
500,000 (b) Hudson Yards 2016-10HY Mortgage Trust, 2016 10HY 2 .835 08/10/38 480,615
2,500,000 (b) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 3 .041 12/10/41 1,891,519
5,000,000 (b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-
AON, 2018 AON
4 .767 07/05/31 1,086,752
10,000,000 (b) MFT Trust 2020-ABC, 2020 ABC 3 .593 02/10/42 4,851,923
700,000 (b),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 3.579%), 2019 MILE
8 .676 07/15/36 489,256
5,661,000 (b),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.829%), 2019 MILE
7 .926 07/15/36 4,259,708
7,420,000 (b) NYC Commercial Mortgage Trust 2021-909, 2021 909 3 .312 04/10/43 4,661,617
3,860,000 (b) SLG Office Trust 2021-OVA, 2021 OVA 2 .851 07/15/41 3,131,677
7,000,000 (b) SLG Office Trust 2021-OVA, 2021 OVA 2 .851 07/15/41 5,470,473
80,369,000 (b) SLG Office Trust 2021-OVA, 2021 OVA, (I/O) 0 .258 07/15/41 1,111,367
3,500,000 (b) SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE 2 .989 02/12/41 2,268,542
6,000,000 (b) VNDO Trust 2016-350P, 2016 350P 4 .033 01/10/35 5,613,210
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $97,438,316) 67,694,753
SHARES DESCRIPTION RATE VALUE
X 22,781,864 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 6 .4% ( 4 .3 % of Total Investments) X 22,781,864
CAPITAL GOODS - 1.7%
269,000 Triton International Ltd 5 .750 $ 6,200,450
TOTAL CAPITAL GOODS 6,200,450
FINANCIAL SERVICES - 1.5%
300,000 Affiliated Managers Group Inc 4 .200 5,352,000
TOTAL FINANCIAL SERVICES 5,352,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
77,904 Brookfield Property Partners LP 5 .750 1,152,979
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,152,979
UTILITIES - 2.9%
100,426 Brookfield Infrastructure Partners LP 5 .125 1,988,435
200,000 Brookfield Renewable Partners LP 5 .250 4,130,000
200,000 CMS Energy Corp 4 .200 3,958,000
TOTAL UTILITIES 10,076,435
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $28,938,056) 22,781,864

Portfolio of Investments September 30, 2024
(continued)
NPCT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 20,587,881 SOVEREIGN DEBT - 5 .8% ( 3 .9 % of Total Investments) X 20,587,881
BENIN - 2.6%
EUR 10,000,000 (b) Benin Government International Bond 4 .950% 01/22/35 $ 9,323,517
TOTAL BENIN 9,323,517
CHILE - 1.1%
$ 5,000,000 Chile Government International Bond 3 .100 05/07/41 3,898,299
TOTAL CHILE 3,898,299
MEXICO - 2.1%
EUR 5,000,000 Mexico Government International Bond 2 .250 08/12/36 4,348,374
3,150,000 Mexico Government International Bond 4 .875 05/19/33 3,017,691
TOTAL MEXICO 7,366,065
TOTAL SOVEREIGN DEBT
(Cost $25,530,406) 20,587,881
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 14,060,899 MUNICIPAL BONDS - 3 .9% ( 2 .7 % of Total Investments) X 14,060,899
ARIZONA - 0.2%
$ 810,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Gerard
Facility Project, Series 2021C
3 .250 07/01/31 $ 739,047
TOTAL ARIZONA 739,047
DISTRICT OF COLUMBIA - 0.1%
254,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Taxable Senior Lien Green Series 2014A
4 .814 10/01/14 245,866
TOTAL DISTRICT OF COLUMBIA 245,866
INDIANA - 0.0%
234,358 (g) Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Taxable Series
2022A-2
10 .750 12/01/29 23
TOTAL INDIANA 23
MICHIGAN - 1.5%
1,000,000 City of Detroit, Michigan, General Obligation Bonds, Series 2021 2 .960 04/01/27 962,227
500,000 City of Detroit, Michigan, General Obligation Bonds, Series 2021 3 .110 04/01/28 476,301
2,245,000 City of Detroit, Michigan, General Obligation Bonds, Series 2021 3 .244 04/01/29 2,116,150
1,575,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Taxable Series 2021B
3 .644 04/01/34 1,411,864
425,000 Washington Metropolitan Area Transit Authority, District
of Columbia, Second Lien Dedicated Revenue Bonds,
Sustainability- Climate Transition, Series 2024A
3 .344 04/01/30 395,424
TOTAL MICHIGAN 5,361,966
MONTANA - 0.6%
1,000,000 (b) County of Gallatin MT 11 .500 09/01/27 1,042,399
1,000,000 (b) Washington Metropolitan Area Transit Authority, District
of Columbia, Second Lien Dedicated Revenue Bonds,
Sustainability- Climate Transition, Series 2024A
11 .500 09/01/27 1,042,400
TOTAL MONTANA 2,084,799
NEW HAMPSHIRE - 0.7%
61,877,716 New Hampshire Business Finance Authority 0 .595 08/20/39 2,633,516
TOTAL NEW HAMPSHIRE 2,633,516
NEW YORK - 0.8%
415,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Taxable Green Climate Certified Series 2020C-2
5 .175 11/15/49 386,378
2,500,000 New York Transportation Development Corp 6 .971 06/30/51 2,609,304
TOTAL NEW YORK 2,995,682
TOTAL MUNICIPAL BONDS
(Cost $14,823,802) 14,060,899
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– ASSET-BACKED SECURITIES - 3.3% (2.2% of Total Investments) –
1,000,000 (b) Frontier Issuer LLC, 2023 1 8 .300 08/20/53 1,045,871
1,000,000 (b) Frontier Issuer LLC, 2023 1 11 .500 08/20/53 1,080,327

Investments in Derivatives
Na
na boli
PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
$ 2,024,371 (b) GoodLeap Sustainable Home Solutions Trust 2021-3, 2021 3CS 3 .500% 05/20/48 $ 1,422,086
2,281,482 (b) GoodLeap Sustainable Home Solutions Trust 2021-4, 2021 4GS 3 .500 07/20/48 1,676,726
5,481,250 (b),(h) Mosaic Solar Loan Trust 2019-2, 2019 2A 0 .000 09/20/40 2,115,763
6,450,000 (b),(h) Mosaic Solar Loan Trust 2020-1, 2020 20-1A 0 .000 04/20/46 3,310,140
1,000,000 (b) Tesla Auto Lease Trust 2023-A, 2023 A 5 .940 07/20/27 1,010,770
TOTAL ASSET-BACKED SECURITIES
(Cost $16,610,504) 11,661,683
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 11,416,363 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3 .2% ( 2 .2 % of Total Investments) X 11,416,363
$ 5,470,000 United States Treasury Note/Bond 3 .875 08/15/34 $ 5,508,461
3,794,000 United States Treasury Note/Bond 3 .500 09/30/26 3,783,477
2,013,000 United States Treasury Note/Bond 3 .500 09/30/29 2,007,024
118,000 United States Treasury Note/Bond 3 .375 09/15/27 117,401
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $11,348,891) 11,416,363
PRINCIPAL DESCRIPTION RATE (i) MATURITY (j) VALUE
X 11,032,706 VARIABLE RATE SENIOR LOAN INTERESTS - 3 .1% ( 2 .1 % of Total Investments) (i) X 11,032,706
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
$ 10,285,157 Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M +
0.045%)
9 .460 05/08/28 $ 9,994,961
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,994,961
UTILITIES - 0.3%
1,035,028 ExGen Renewables IV, LLC, Term Loan, (TSFR3M + 0.025%) 7 .307 12/15/27 1,037,745
TOTAL UTILITIES 1,037,745
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $11,290,961) 11,032,706
TOTAL LONG-TERM INVESTMENTS
(Cost $619,575,130) 520,826,004
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%  (1.4% of Total Investments)
X 7,296,756 REPURCHASE AGREEMENTS - 2 .0% ( 1 .4 % of Total Investments) X 7,296,756
$ 6,725,000 (k) Fixed Income Clearing Corporation 4 .820 10/01/24 $ 6,725,000
571,756 (l) Fixed Income Clearing Corporation 1 .520 10/01/24 571,756
TOTAL REPURCHASE AGREEMENTS
(Cost $7,296,756) 7,296,756
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,296,756) 7,296,756
TOTAL INVESTMENTS - 148 .1%
(Cost $ 626,871,886 ) 528,122,760
BORROWINGS - (17.5)% (m),(n) (62,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (13.8)%(o) (49,128,533)
TFP SHARES, NET - (19.5)%(p) (69,708,576)
OTHER ASSETS & LIABILITIES, NET -  2.7% 9,818,931
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 356,604,582
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 7,486,335 Euro 6,858,671
Morgan Stanley Capital Services
LLC 10/15/24 $ (152,411)
Total $(152,411)

Portfolio of Investments September 30, 2024
(continued)
NPCT

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed annual 2.250% Fixed semi-annual
3.562%
USD
EUR
6/23/26 2,725,875
2,250,000
$ 231,188 $ 25,562 $ 205,626
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
510,653 15,907 494,746
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
312,261 (7,218) 319,479
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
608,853 12,352 596,501
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
424,569 (2,837) 427,406
Morgan Stanley Capital
Services LLC
Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
559,904 4,251 555,653
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
422,773 (4) 422,777
Total
$ 3,070,201 $ 48,013
$ 3,022,188
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 284,783,105 $ – $ 284,783,105
$1,000 Par (or similar) Institutional
Preferred – 76,806,750 – 76,806,750
Mortgage-Backed Securities – 67,694,753 – 67,694,753
$25 Par (or similar) Retail Preferred 22,781,864 – – 22,781,864
Sovereign Debt – 20,587,881 – 20,587,881
Municipal Bonds – 14,060,899 – 14,060,899
Asset-Backed Securities – 6,235,780 5,425,903 11,661,683
U.S. Government and Agency Obligations – 11,416,363 – 11,416,363
Variable Rate Senior Loan Interests – 11,032,706 – 11,032,706
Short-Term Investments:
Repurchase Agreements – 7,296,756 – 7,296,756
Investments in Derivatives:
Forward Foreign Currency Contracts* – (152,411) – (152,411)
Cross Currency Swaps* – 3,022,188 – 3,022,188
Total
$ 22,781,864 $ 502,784,770 $ 5,425,903 $ 530,992,537
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 3
NPCT
Asset-Backed
Securities
Balance at the beginning of period $ 4,421,470
Gains (losses):
Net realized gains (losses) (485,569)
Change in net unrealized appreciation (depreciation) (1,143,451)
Purchases at cost 2,758,280
Sales at proceeds (289,192)
Net discounts (premiums) 164,365
Transfers into -
Transfers (out of) -
Balance at the end of period $ 5,425,903
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ (1,143,451)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
NPCT Asset-Backed Securities $5,425,903 Indicative Trade Broker Quote $38.60-51.32 $46.36
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $70,033,019 have been pledged as collateral for reverse repurchase agreements.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $280,504,819 or 53.1% of Total Investments.
(c) All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(d) When-issued or delayed delivery security.
(e) Perpetual security. Maturity date is not applicable.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(j) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(k) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $6,725,901 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $6,859,680.
(l) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $571,780 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $583,286.
(m) Borrowings as a percentage of Total Investments is 11.8%.
(n) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.3%.
(p) TFP Shares, Net as a percentage of Total Investments is 13.2%.

Portfolio of Investments September 30, 2024
(continued)
NPCT

EUR Euro
I/O Interest only security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month